Operations in hydrocarbon consortiums - Summary of joint operations and consortia for the exploration and production of oil and gas (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
25 de Mayo-Medanito S.E. [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Río Negro
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2026
Jaguel de ios machos [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Río Negro
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2025
Bajada del Palo Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2053
Bajada del Palo Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2053
Entre Lomas [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Río Negro
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2026
Entre Lomas One [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2026
Agua AmargaCharco del Palenque [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Río Negro
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2034
Agua AmargaJarilla Quemada [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Río Negro
Proportion of ownership interest in joint venture		100.00%	100.00%	100.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration	[1]	2040
Coirn Amargo Sur Oeste [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		0.00%	0.00%	10.00%
Oil and gas fileds operator		Shell Argentina S.A.
Oil and gas duration		2053
Coirn Amargo Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		84.62%	84.62%	84.62%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2036
Acambuco San Pedrito [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Salta
Proportion of ownership interest in joint venture		1.50%	1.50%	1.50%
Oil and gas fileds operator		Pan American Energy
Oil and gas duration		2036
Acambuco Macueca [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Salta
Proportion of ownership interest in joint venture		1.50%	1.50%	1.50%
Oil and gas fileds operator		Pan American Energy
Oil and gas duration		2040
Sur Rio Deseado Este [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Santa Cruz
Proportion of ownership interest in joint venture		0.00%	0.00%	16.90%
Oil and gas fileds operator		Alianza Petrolera Argentina S.A.
Oil and gas duration		2021
Aguila Mora [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		90.00%	90.00%	90.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2054
Aguada Federal [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		100.00%	50.00%	0.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2050
Bandurria Norte [Member] | Argentina [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Neuquén
Proportion of ownership interest in joint venture		100.00%	50.00%	0.00%
Oil and gas fileds operator		Vista Argentina
Oil and gas duration		2050
Area CS-01 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Tabasco
Proportion of ownership interest in joint venture		100.00%	100.00%	50.00%
Oil and gas fileds operator		Vista Holding II
Oil and gas duration		2047
Area A-10 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Tabasco
Proportion of ownership interest in joint venture		0.00%	0.00%	50.00%
Oil and gas fileds operator		Jaguar
Oil and gas duration		2047
Area TM-01 | Mexico [Member]
Summary Of Joint Operations And Consortia For The Exploration And Production Of Oil And Gas [Line Items]
Principal place of business of joint venture		Veracruz
Proportion of ownership interest in joint venture		0.00%	0.00%	50.00%
Oil and gas fileds operator		Jaguar
Oil and gas duration		2047

[1]	For further information see Note 36.